Employee Cost - Summary of Fair Value of Plan Assets by Category Defined Benefit Provident Fund Plan (Detail) - Defined Benefit Provident Fund Plan [Member]	Mar. 31, 2023	Mar. 31, 2022
Disclosure of defined benefit plans [line items]
Total	100.00%	100.00%
Central And State Government Bonds [Member]
Disclosure of defined benefit plans [line items]
Debt instruments, percentage contributed to fair value of plan assets	0.00%	42.70%
Alternative [member]
Disclosure of defined benefit plans [line items]
Debt instruments, percentage contributed to fair value of plan assets	0.00%	25.10%
Government Debt Instruments [Member]
Disclosure of defined benefit plans [line items]
Debt instruments, percentage contributed to fair value of plan assets	50.70%	0.00%
Other Debt Instruments [Member]
Disclosure of defined benefit plans [line items]
Debt instruments, percentage contributed to fair value of plan assets	40.10%	0.00%
Equity Instruments [Member]
Disclosure of defined benefit plans [line items]
Debt instruments, percentage contributed to fair value of plan assets	9.20%	0.00%
Public Sectior Undertaking And Public Sector Undertaking Bonds [Member]
Disclosure of defined benefit plans [line items]
Debt instruments, percentage contributed to fair value of plan assets	0.00%	32.20%